Subsequent events, Amended November 2019 Notes (FY) (Details) - Subsequent Event [Member]	Apr. 06, 2020	Jan. 06, 2020
Amended November 2019 Notes [Abstract]
Long-term debt, interest rate	0.98%
November 2019 Notes Payable, Net (November 2019 Notes) [Member]
Amended November 2019 Notes [Abstract]
Long-term debt, interest rate		12.00%